Schedule of Variable Interest Entities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023		Oct. 18, 2023	Mar. 31, 2022
Assets:
Cash and cash equivalents	$ 4,399		$ 7,913	$ 8,726	[1]
Restricted cash	314		64	819	[1]
Investments, at fair value	331,367		329,119	497,221
Other assets, net	11,912		14,699	32,903	[1]
Total assets	361,304		368,501	2,910,695	[1]
Liabilities:
Accounts payable and accrued expense	103,012		157,157	65,724	[1]
Other liabilities	34,796		31,727	14,622	[1]
Total liabilities	258,542		309,567	231,789	[1]
Equity:
Treasury stock	(3,444)		(3,444)	(3,444)	[1]
Noncontrolling interests	34,293		42,231	142,213	[1]
Accumulated other comprehensive income (loss)	255		276	9,900	[1]
Total equity (deficit)	(148,290)	$ 1,280,947	(192,118)	1,728,413	[1]		$ 1,907,336
Revenues
Investment income (loss), net	11,028	500	4,791	(54,010)
Loss on financial instruments, net	(1,183)	(3,461)	(104,521)	(51,421)
Interest income	12	116	457	412
Total revenues	10,046	(2,743)	(98,696)	(104,903)
Operating expenses
Interest expense	4,288	3,784	17,559	15,471
Provision for credit losses	524		6,016	20,580
Professional services	5,544	10,373	29,999	38,422
Other expenses	3,081	6,942	21,854	28,269
Total operating expenses	(34,292)	1,153,227	2,549,850	148,269
Net loss	44,310	(1,155,970)	(2,658,180)	(252,100)
Net income (loss) attributable to noncontrolling interests	7,713	44,552	579,332	136,942
Customer ExAlt Trusts loan payable, net				52,129	[1]	$ 47,900
Other income			212	86
Loss on extinguishment of debt, net			(8,846)
Variable Interest Entity, Primary Beneficiary [Member]
Assets:
Investments, at fair value	331,367		329,113	491,859	[1]
Revenues
Loss on financial instruments, net		1,700
Operating expenses
Net income (loss) attributable to noncontrolling interests	(526)	(13,866)	(44,175)	(117,861)
Customer Ex Alt Trusts [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Assets:
Cash and cash equivalents	1,244		963	3,259
Restricted cash	314		64	819
Investments, at fair value	331,367		329,113	491,859
Other assets, net	34		30	5,891
Total assets	332,959		330,170	501,828
Liabilities:
Accounts payable and accrued expense	1,823		1,670	1,945
Other liabilities	19		109	132
Total liabilities	1,842		1,779	54,206
Equity:
Treasury stock	(3,444)		(3,444)	(3,444)
Noncontrolling interests	(166,463)		(165,712)	(118,299)
Accumulated other comprehensive income (loss)	255		276	9,900
Total equity (deficit)	(169,652)		(168,880)	(111,843)
Revenues
Investment income (loss), net	11,028	500	4,791	(54,010)
Loss on financial instruments, net	(1,175)	(1,803)	(102,584)	(35,085)
Interest income		8	10	54
Total revenues	9,853	(1,295)	(97,568)	(89,041)
Operating expenses
Interest expense		1,874	4,091	8,957
Provision for credit losses	522		254	13,843
Professional services	622	1,261	3,277	5,032
Other expenses	121	357	1,191	1,905
Total operating expenses	1,265	3,492	8,813	29,737
Net loss	8,588	(4,787)	(115,227)	(118,778)
Net income (loss) attributable to noncontrolling interests	$ (526)	$ (13,866)	(44,175)	(117,861)
Customer ExAlt Trusts loan payable, net				52,129
Other income			215
Loss on extinguishment of debt, net			$ 8,846

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4.